Document and Entity Information	Oct. 01, 2019
Cover [Abstract]
Entity Registrant Name	AMN HEALTHCARE SERVICES INC
Amendment Flag	false
Entity Central Index Key	0001142750
Document Type	8-K
Document Period End Date	Oct. 01, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-16753
Entity Tax Identification Number	06-1500476
Entity Address, Address Line One	12400 High Bluff Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	(866)
Local Phone Number	871-8519
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	AMN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false